Allowance for Loan Losses (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		¥ 479,673	¥ 451,247
Provision (credit) for loan losses		(117,962)	569
Charge-offs		(21,218)	(15,160)
Recoveries		8,009	15,741
Net charge-offs		(13,209)	581
Others	[1]	1,967	(15,217)
Balance at end of fiscal year		350,469	437,180
Allowance for loan losses of which individually evaluated for impairment		180,518		¥ 288,942
Allowance for loan losses of which collectively evaluated for impairment		169,951		190,731
Loans	[2]	84,028,246		82,439,581
Loans of which individually evaluated for impairment	[2]	757,133		861,144
Loans of which collectively evaluated for impairment	[2]	83,271,113		81,578,437
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		407,327	367,739
Provision (credit) for loan losses		(109,379)	9,123
Charge-offs		(17,366)	(10,332)
Recoveries		6,447	8,877
Net charge-offs		(10,919)	(1,455)
Others	[1]	2,552	(10,404)
Balance at end of fiscal year		289,581	365,003
Allowance for loan losses of which individually evaluated for impairment		170,509		272,714
Allowance for loan losses of which collectively evaluated for impairment		119,072		134,613
Loans	[2]	60,727,073		61,120,654
Loans of which individually evaluated for impairment	[2]	673,081		772,647
Loans of which collectively evaluated for impairment	[2]	60,053,992		60,348,007
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		36,923	44,221
Provision (credit) for loan losses		(6,469)	(7,983)
Charge-offs		(745)	(1,016)
Recoveries		315	4,725
Net charge-offs		(430)	3,709
Balance at end of fiscal year		30,024	39,947
Allowance for loan losses of which individually evaluated for impairment		2,761		2,922
Allowance for loan losses of which collectively evaluated for impairment		27,263		34,001
Loans	[2]	11,432,376		11,722,726
Loans of which individually evaluated for impairment	[2]	22,734		23,422
Loans of which collectively evaluated for impairment	[2]	11,409,642		11,699,304
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		35,423	39,287
Provision (credit) for loan losses		(2,114)	(571)
Charge-offs		(3,107)	(3,812)
Recoveries		1,247	2,139
Net charge-offs		(1,860)	(1,673)
Others	[1]	(585)	(4,813)
Balance at end of fiscal year		30,864	¥ 32,230
Allowance for loan losses of which individually evaluated for impairment		7,248		13,306
Allowance for loan losses of which collectively evaluated for impairment		23,616		22,117
Loans	[2]	11,868,797		9,596,201
Loans of which individually evaluated for impairment	[2]	61,318		65,075
Loans of which collectively evaluated for impairment	[2]	¥ 11,807,479		¥ 9,531,126

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.